Offerings	Apr. 01, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	(1) The amount to be registered consists of an indeterminate amount of senior or subordinated debt securities, common stock, preferred stock and/or depositary shares as may be offered, issued and sold from time to time at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon the exercise, conversion or exchange of other securities. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the registration fees and will pay such fees on a "pay as you go" basis in advance of or in connection with an offering of securities registered under this registration statement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Fee Rate	0.01381%
Offering Note	(1) The amount to be registered consists of an indeterminate amount of senior or subordinated debt securities, common stock, preferred stock and/or depositary shares as may be offered, issued and sold from time to time at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon the exercise, conversion or exchange of other securities. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the registration fees and will pay such fees on a "pay as you go" basis in advance of or in connection with an offering of securities registered under this registration statement.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred stock, $0.001 par value per share
Fee Rate	0.01381%
Offering Note	(1) The amount to be registered consists of an indeterminate amount of senior or subordinated debt securities, common stock, preferred stock and/or depositary shares as may be offered, issued and sold from time to time at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon the exercise, conversion or exchange of other securities. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the registration fees and will pay such fees on a "pay as you go" basis in advance of or in connection with an offering of securities registered under this registration statement.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depository Shares
Fee Rate	0.01381%
Offering Note	(1) The amount to be registered consists of an indeterminate amount of senior or subordinated debt securities, common stock, preferred stock and/or depositary shares as may be offered, issued and sold from time to time at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon the exercise, conversion or exchange of other securities. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the registration fees and will pay such fees on a "pay as you go" basis in advance of or in connection with an offering of securities registered under this registration statement. (3) There is being registered under this registration statement an indeterminate number of depositary shares to be evidenced by depositary receipts as may be issued pursuant to a deposit agreement in the event that Hanmi Financial Corporation elects to offer to the public fractional shares of the preferred stock registered hereby. Such depositary receipts will be distributed to those persons purchasing such fractional interests and the shares of the preferred stock will be issued to the depositary under the deposit agreement. No separate consideration will be received for depositary shares.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Fee Rate	0.01381%
Offering Note	(1) The amount to be registered consists of an indeterminate amount of senior or subordinated debt securities, common stock, preferred stock and/or depositary shares as may be offered, issued and sold from time to time at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon the exercise, conversion or exchange of other securities. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the registration fees and will pay such fees on a "pay as you go" basis in advance of or in connection with an offering of securities registered under this registration statement.